Accounts receivable, unbilled revenue (contract assets) and unearned revenue or payments on account (contract liabilities) (Tables)	6 Months Ended
Jun. 30, 2026
Revenue from Contract with Customer [Abstract]
Schedule of Accounts Receivables and Unbilled Revenue, and Unbilled Services and Unearned Revenue
Accounts receivables and unbilled revenue are as follows:

	June 30, 2026	December 31, 2025
	(in thousands)
Accounts receivable (Billed services)	$1,497,426	$1,517,217
Allowance for credit losses	(39,072)	(42,319)
Accounts receivable (net)	1,458,354	1,474,898
Unbilled revenue (Unbilled services)	1,054,478	1,096,592
Accounts receivable and unbilled revenue, net	$2,512,832	$2,571,490
Unbilled services and unearned revenue or payments on account (contract assets and liabilities) were as follows:

	June 30, 2026	December 31, 2025	$ Change	% Change
	(in thousands, except percentages)
Unbilled revenue (Unbilled services)	$1,054,478	$1,096,592	$(42,114)	(3.8)%
Unearned revenue (Payments on account)	(1,603,204)	(1,550,471)	(52,733)	3.4%